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www.phelpsdunbar.com

MARK W. JEANFREAU Admitted in Louisiana and Texas (504) 584-9236 jeanfrem@phelps.com	June 7, 2006	19355-11

VIA EDGAR

Mr. Christian N. Windsor

Special Counsel

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Renasant Corporation

Pre-Effective Amendment No. 1

to Form S-3 Registration Statement

(File No. 333-134305)

Dear Mr. Windsor:

On behalf of Renasant Corporation (the “Company”), we enclose for filing Pre-Effective Amendment No. 1 to the Company’s Form S-3 Registration Statement (Commission File No. 333-134305) (the “Amendment”). This filing has been marked to show all changes from the Registration Statement on Form S-3 which the Company filed with the Commission on May 19, 2006.

The revisions set forth in the Amendment are intended to address your May 30, 2006 comment letter regarding the Company’s Registration Statement on Form S-3. Accordingly, all references to the registration of shares of the Company’s $5.00 par value common stock (the “common stock”) to be issued in connection with the exercise of certain outstanding warrants have been removed. After giving effect to the Amendment, all that is intended to be registered is the resale by the warrant holders of such common stock after the warrants have been exercised.

Please feel free to contact me at the above number with any questions or comments regarding this filing.

With best regards,

Mark W. Jeanfreau